Loans Receivable, Net - Summary of Loans Receivable, Net (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accounts Notes And Loans Receivable [Line Items]
Loans receivable, current portion	¥ 222,244,629	$ 34,060,480	¥ 82,312,201
Less: bad debt provision	(18,000,000)	(2,758,620)	(15,000,000)
Loans receivable, non-current portion	145,703,988	22,330,113	121,563,742
Franchisees
Accounts Notes And Loans Receivable [Line Items]
Loans receivable, current portion	191,687,640	29,377,416	79,572,201
Loans receivable, non-current portion	121,460,977	18,614,709	113,963,742
Third Parties
Accounts Notes And Loans Receivable [Line Items]
Loans receivable, current portion	48,556,989	7,441,684	17,740,000
Less: bad debt provision	(18,000,000)	(2,758,620)	(15,000,000)
Loans receivable, non-current portion	¥ 24,243,011	$ 3,715,404	¥ 7,600,000